Loans Measured at Amortized Cost	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Loans Measured at Amortized Cost
10. Loans Measured at Amortized Cost
10.1 Details of loans as of December 31, 2021 and 2022, are as follows:

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Loans measured at amortized cost	￦	420,910,259	￦	440,137,603
Deferred loan origination fees and costs		674,069		551,524
Less: Allowances for credit losses		(3,684,055)		(4,158,625)

	￦	417,900,273	￦	436,530,502

10.2 Details of loans to banks as of December 31, 2021 and 2022, are as follows:

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Loans measured at amortized cost	￦	8,325,177	￦	9,751,737
Less: Allowances for credit losses		(443)		(1,951)

	￦	8,324,734	￦	9,749,786

10.3 Details of loan types and customer types of loans to customers other than banks as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Retail		Corporate		Credit card		Total
	(In millions of Korean won)
Loans in Korean won	￦	184,872,384	￦	162,081,901	￦	—	￦	346,954,285
Loans in foreign currencies		3,990,253		20,865,495		—		24,855,748
Domestic import usance bills		—		3,311,142		—		3,311,142
Off-shore funding loans		—		1,064,623		—		1,064,623
Call loans		—		902,301		—		902,301
Bills bought in Korean won		—		2,209		—		2,209
Bills bought in foreign currencies		—		2,001,046		—		2,001,046
Guarantee payments under acceptances and guarantees		7		20,773		—		20,780
Credit card receivables in Korean won		—		—		20,766,340		20,766,340
Credit card receivables in foreign currencies		—		—		57,980		57,980
Bonds purchased under repurchase agreements		—		4,855,194		—		4,855,194
Privately placed bonds		—		758,557		—		758,557
Factored receivables		113		458		—		571
Lease receivables		778,425		513,714		—		1,292,139
Loans for installment credit		6,265,896		150,340		—		6,416,236

		195,907,078		196,527,753		20,824,320		413,259,151

Proportion (%)		47.40		47.56		5.04		100.00
Less: Allowances for credit losses		(1,004,995)		(1,886,473)		(792,144)		(3,683,612)

	￦	194,902,083	￦	194,641,280	￦	20,032,176	￦	409,575,539

	December 31, 2022
	Retail		Corporate		Credit card		Total
	(In millions of Korean won)
Loans in Korean won	￦	181,125,018	￦	177,396,151	￦	—	￦	358,521,169
Loans in foreign currencies		4,668,207		26,052,080		—		30,720,287
Domestic import usance bills		—		4,499,072		—		4,499,072
Off-shore funding loans		—		908,266		—		908,266
Call loans		—		119,066		—		119,066
Bills bought in Korean won		—		285,727		—		285,727
Bills bought in foreign currencies		—		1,780,873		—		1,780,873
Guarantee payments under acceptances and guarantees		1		18,459		—		18,460
Credit card receivables in Korean won		—		—		22,562,217		22,562,217
Credit card receivables in foreign currencies		—		—		47,376		47,376
Bonds purchased under repurchase agreements		—		3,028,657		—		3,028,657
Privately placed bonds		—		853,986		—		853,986
Factored receivables		111		4		—		115
Lease receivables		576,165		558,318		—		1,134,483
Loans for installment credit		5,915,223		542,413		—		6,457,636

		192,284,725		216,043,072		22,609,593		430,937,390

Proportion (%)		44.62		50.13		5.25		100.00
Less: Allowances for credit losses		(1,335,388)		(1,983,444)		(837,842)		(4,156,674)

	￦	190,949,337	￦	214,059,628	￦	21,771,751	￦	426,780,716

10.4 Changes in deferred loan origination fees and costs for the years ended December 31, 2021 and 2022, are as follows:

	2021
	Beginning		Increase		Decrease		Others		Ending
	(In millions of Korean won)
Deferred loan origination costs
Loans in Korean won	￦	673,957	￦	418,732	￦	(424,785)	￦	—	￦	667,904
Others 1		95,590		44,728		(63,619)		(4)		76,695

		769,547		463,460		(488,404)		(4)		744,599

Deferred loan origination fees
Loans in Korean won		9,148		11,909		(3,556)		—		17,501
Others 2		44,072		32,667		(27,332)		3,622		53,029

		53,220		44,576		(30,888)		3,622		70,530

	￦	716,327	￦	418,884	￦	(457,516)	￦	(3,626)	￦	674,069

	2022
	Beginning		Increase		Decrease		Others		Ending
	(In millions of Korean won)
Deferred loan origination costs
Loans in Korean won	￦	667,904	￦	291,342	￦	(380,718)	￦	—	￦	578,528
Others 1		76,695		38,913		(47,445)		4		68,167

		744,599		330,255		(428,163)		4		646,695

Deferred loan origination fees
Loans in Korean won		17,501		23,780		(13,117)		—		28,164
Others 2		53,029		49,245		(37,730)		2,463		67,007

		70,530		73,025		(50,847)		2,463		95,171

	￦	674,069	￦	257,230	￦	(377,316)	￦	(2,459)	￦	551,524

1	Includes deferred loan origination costs related to credit card receivables, loans for installment credit, and finance lease receivables.
2	Includes deferred loan origination fees related to loans in foreign currencies executed by PT Bank KB Bukopin Tbk and PRASAC Microfinance Institution Plc.